Subsidiary Guarantors (Tables)	3 Months Ended
Mar. 31, 2013
Subsidiary Guarantors [Abstract]
Schedule of Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet
	March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$44	$—	$—	$45
Accounts receivable	—	1,243	—	—	1,243
Unbilled revenue	—	18,131	4,897	—	23,028
Risk management assets	—	488	—	—	488
Other current assets	—	3,742	504	—	4,246
Total current assets	1	23,648	5,401	—	29,050
Property, plant and equipment, net	—	162,721	59,366	—	222,087
Investment in subsidiaries	72,868	50,895	—	(123,763)	—
Other assets, net	—	5,293	—	—	5,293
Total assets	$72,869	$242,557	$64,767	$(123,763)	$256,430

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$1,555	$2,089	$—	$3,644
Accrued gas purchases	—	14,483	3,876	—	18,359
Accrued expenses and other current liabilities	—	6,151	62	—	6,213
Current portion of long-term debt	—	1,118	—	—	1,118
Total current liabilities	—	23,307	6,027	—	29,334
Other liabilities	—	8,117	462	—	8,579
Long-term debt	—	138,265	—	—	138,265
Total liabilities	—	169,689	6,489	—	176,178
Partners' capital
Total partners' capital	72,869	72,868	50,895	(123,763)	72,869
Noncontrolling interest	$—	$—	$7,383	$—	$7,383
Total equity and partners' capital	72,869	72,868	58,278	(123,763)	80,252
Total liabilities, equity and partners' capital	$72,869	$242,557	$64,767	$(123,763)	$256,430

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

Schedule of Condensed Consolidating Statements of Operations

	Condensed Consolidating Statements of Operations
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$48,198	$13,648	$(1,963)	$59,883
Unrealized gains (loss) on commodity derivatives	—	(481)	—	—	(481)
Total revenue	—	47,717	13,648	(1,963)	59,402
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	38,346	10,918	(1,963)	47,301
Direct operating expenses	—	3,718	1,085	—	4,803
Selling, general and administrative expenses	—	3,425	—	—	3,425
Equity compensation expense	—	388	—	—	388
Depreciation and accretion expense	—	5,232	414	—	5,646
Total operating expenses	—	51,109	12,417	(1,963)	61,563
Gain (loss) on involuntary conversion of property, plant and equipment	—	421	—	—	421
Operating income (loss)	—	(2,971)	1,231	—	(1,740)
Other income (expenses):
Earnings from consolidated affiliates	(3,553)	1,076	—	2,477	—
Interest expense	—	(1,731)	—	—	(1,731)
Net income (loss) from continuing operations	(3,553)	(3,626)	1,231	2,477	(3,471)
Discontinued operations
Income (loss) from operations of disposal groups	—	73	—	—	73
Net income (loss)	(3,553)	(3,553)	1,231	2,477	(3,398)
Net income (loss) attributable to noncontrolling interests	—	—	155	—	155
Net income (loss) attributable to the Partnership	$(3,553)	$(3,553)	$1,076	$2,477	$(3,553)

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Condensed Consolidating Statements of Cash Flows
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)

Net cash provided (used) in operating activities	$—	$(127)	$1,230	$—	$1,103
Cash flows from investing activities
Additions to property, plant and equipment	—	(7,995)	(57)	—	(8,052)
Proceeds from property damage insurance recoveries	—	560	—	—	560
Net contributions from affiliates	4,044	—	—	(4,044)	—
Net cash provided (used) in investing activities	4,044	(7,435)	(57)	(4,044)	(7,492)
Cash flows from financing activities
Net distributions to affiliates	—	(3,081)	(963)	4,044	—
Unit holder distributions	(4,044)	—	—	—	(4,044)
Net distributions to noncontrolling interest owners	—	—	(210)	—	(210)
LTIP tax netting unit repurchase	—	(74)	—	—	(74)
Payments for deferred debt issuance costs	—	(912)	—	—	(912)
Payments on other debt	—	(358)	—	—	(358)
Borrowings on other debt	—	1,476	—	—	1,476
Payments on long-term debt	—	(17,585)	—	—	(17,585)
Borrowings on long-term debt	—	27,565	—	—	27,565
Net cash provided (used) in financing activities	(4,044)	7,031	(1,173)	4,044	5,858
Net increase (decrease) in cash and cash equivalents	—	(531)	—	—	(531)
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$44	$—	$—	$45
Supplemental cash flow information
Interest payments	$—	$1,487	$—	$—	$1,487
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$(3,977)	$—	$—	$(3,977)